CONVERTIBLE PREFERRED SHARES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 Series A Convertible Preferred Stock USD ($)	Dec. 31, 2013 Series A Convertible Preferred Stock USD ($)	Jul. 07, 2011 Series A Convertible Preferred Stock Tencent and Matrix USD ($)	Jul. 07, 2011 Series A Convertible Preferred Stock Tencent and Matrix CNY	Jul. 07, 2011 Series A Convertible Preferred Stock Tencent and Matrix USD ($)	Dec. 31, 2013 Series B Convertible Preferred Stock CNY	Dec. 31, 2014 Series B Convertible Preferred Stock USD ($)	Dec. 31, 2013 Series B Convertible Preferred Stock USD ($)	Jun. 24, 2013 Series B Convertible Preferred Stock Tencent and Kingsoft USD ($)	Jun. 24, 2013 Series B Convertible Preferred Stock Tencent and Kingsoft CNY	Jun. 24, 2013 Series B Convertible Preferred Stock Tencent and Kingsoft USD ($)
Class of Stock [Line Items]
Preferred share issues (in shares)		0	102,409,639			102,409,639		0	122,495,531			122,495,531
Preferred share par value per share		$ 0.000025	$ 0.000025			$ 0.18142076		$ 0.000025	$ 0.000025			$ 0.42615738
Preferred share issues, consideration				$ 18,579	120,237		321,965			$ 52,202	322,541
Features of Convertible Preferred Stock [Abstract]
Conversion ratio	1